Provisions for liabilities and other charges - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Other provisions	$ 8,483	$ 9,243
Provision for value-added tax
Disclosure of other provisions [line items]
Other provisions	1,160	1,532
Provisions related to withholding tax
Disclosure of other provisions [line items]
Other provisions	4,919	4,895
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	692	846
Provision for other expenses
Disclosure of other provisions [line items]
Other provisions	1,353	1,661
End of service benefits provision	767	721
Litigation and penalty provisions	$ 586	$ 940